Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jun. 21, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 21, 2019
Prospectus Date	rr_ProspectusDate	Jun. 21, 2019
Power Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Power Income Fund
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For year ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.

The Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

The Bloomberg Barclays Global Aggregate Bond Index is composed of the U.S. Aggregate Index, the Pan-European Index and the Japanese component of the Global Treasury Index. All issues must be fixed rate, nonconvertible and have at least one year remaining to maturity. Securities from countries classified as emerging markets are excluded. The index is weighted according to each countries market capitalization, except for Japan, which is weighted by the market capitalization of the 40 largest Japanese government bonds. This Index has been selected as the Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings.

The Reference Index is a combination of 80% Bloomberg Barclays Global Aggregate Bond Index, 10% of MSCI ACWI, and 10% of S&P Goldman Sachs Commodities Index. The MSCI ACWI Index represents the performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 26 emerging markets. The S&P Goldman Sachs Commodities Index is a is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Power Income Fund:

The Performance Table and Index information in the section entitled “Performance” in the Fund’s prospectus is hereby restated as follows:

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

Class I shares	One Year	Five Years	Since Inception (9/14/2010)
Return before taxes	3.42%	2.70%	2.91%
Return after taxes on distributions	1.71%	1.52%	1.73%
Return after taxes on distributions and sale of Fund shares	1.93%	1.52%	1.74%
Class A Return before taxes	(2.11)%	1.37%	1.94%
Class C Return before taxes	2.39%	N/A	1.19%*
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	2.95%
Bloomberg Barclays Global Aggregate Bond Index
Reference Index	1.01%	0.00%	1.93%

* Class C shares of the Power Income Fund commenced operations on November 25, 2014

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.

The Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

The Bloomberg Barclays Global Aggregate Bond Index is composed of the U.S. Aggregate Index, the Pan-European Index and the Japanese component of the Global Treasury Index. All issues must be fixed rate, nonconvertible and have at least one year remaining to maturity. Securities from countries classified as emerging markets are excluded. The index is weighted according to each countries market capitalization, except for Japan, which is weighted by the market capitalization of the 40 largest Japanese government bonds. This Index has been selected as the Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings.

The Reference Index is a combination of 80% Bloomberg Barclays Global Aggregate Bond Index, 10% of MSCI ACWI, and 10% of S&P Goldman Sachs Commodities Index. The MSCI ACWI Index represents the performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 26 emerging markets. The S&P Goldman Sachs Commodities Index is a is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities.

Power Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Power Income Fund | Bloomberg Barclays Global Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.01%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Power Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PWRAX
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.11%)
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2010
Power Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PWRCX
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2014
Power Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PWRIX
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	3.42%
5 Years	rr_AverageAnnualReturnYear05	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2010
Power Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.71%
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Power Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Power Dividend Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Power Dividend Index Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing in an index that provides a formulaic methodology for allocating investment between the S-Network Quality Sector Dividend Dogs Index (SNQDIV) and short term treasuries.

SNQDIV selects as of November 30 the top five companies with the highest ratio of free cash flow to debt from among the 10 companies with the highest dividend yields in each of the ten sectors (excluding Real Estate) of the S-Network US Equity Large/Mid-Cap 1000 Index (SN1000). Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow, at least one dividend paid during the previous four quarters, and meeting an average daily traded value minimum over the previous 90 days are eligible for inclusion in SNQDIV. If there are fewer than five eligible securities represented in any sector as of the snapshot date, SNQDIV will include only those securities that qualify.

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend producing securities. The Fund will invest in as many as 50 common stocks from the universe of stocks represented in the S-Network Large/Mid Cap 1000 Index. If the Fund holds an investment in common stock of a company that is removed from the S-Network Large/Mid Cap 1000 Index, that position will be sold.

This methodology is designed to convey the benefits of high dividend yield, sector diversification and equal weighting. The adviser then applies its defensive tactical overlay as described below to both its proprietary index, the W.E. Donoghue Power Dividend Index, and the Fund. The adviser buys equity securities when its indicators are positive and sells them when its indicators are significantly negative. From time to time, the Adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or negative” indicators over a period of several days. In such cases, the Adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger.

The adviser seeks to achieve the Fund’s secondary investment objective by hedging the equity portfolio when its defensive tactical overlay determines a sell. The adviser hedges the portfolio by increasing allocations to cash equivalents or U.S. Treasury securities if the adviser determines the Fund should adopt a temporary defensive position due to market conditions. While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend producing securities.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For year ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A shares, which are not shown, will vary from those of Class I shares.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class A shares, which are not shown, will vary from those of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A shares, which are not shown, will vary from those of Class I shares.

The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

The S&P 500 Value Total Return Index is a market cap-weighted index that covers the complete market cap of the S&P 500 index. All S&P 500 index stocks are represented in both and/or each Growth and Value index. The growth factors used to determine a stock's growth score are 5-year earnings per share growth rate, 5-year sales per share growth rate and 5-year internal growth rate (ROE * earnings retention rate). The value factors used to determine a stock's value score are book value to price ratio, cash flow to price ratio, sales to price ratio and dividend yield. This Index has been selected as the Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Power Dividend Index Fund:

The Fund’s Principal Investment Strategies section and the section entitled “Additional Information About Principal Investment Strategies and Related Risks” of the Prospectus is hereby restated as follows:

The Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing in an index that provides a formulaic methodology for allocating investment between the S-Network Quality Sector Dividend Dogs Index (SNQDIV) and short term treasuries.

SNQDIV selects as of November 30 the top five companies with the highest ratio of free cash flow to debt from among the 10 companies with the highest dividend yields in each of the ten sectors (excluding Real Estate) of the S-Network US Equity Large/Mid-Cap 1000 Index (SN1000). Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow, at least one dividend paid during the previous four quarters, and meeting an average daily traded value minimum over the previous 90 days are eligible for inclusion in SNQDIV. If there are fewer than five eligible securities represented in any sector as of the snapshot date, SNQDIV will include only those securities that qualify.

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend producing securities. The Fund will invest in as many as 50 common stocks from the universe of stocks represented in the S-Network Large/Mid Cap 1000 Index. If the Fund holds an investment in common stock of a company that is removed from the S-Network Large/Mid Cap 1000 Index, that position will be sold.

This methodology is designed to convey the benefits of high dividend yield, sector diversification and equal weighting. The adviser then applies its defensive tactical overlay as described below to both its proprietary index, the W.E. Donoghue Power Dividend Index, and the Fund. The adviser buys equity securities when its indicators are positive and sells them when its indicators are significantly negative. From time to time, the Adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or negative” indicators over a period of several days. In such cases, the Adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger.

The adviser seeks to achieve the Fund’s secondary investment objective by hedging the equity portfolio when its defensive tactical overlay determines a sell. The adviser hedges the portfolio by increasing allocations to cash equivalents or U.S. Treasury securities if the adviser determines the Fund should adopt a temporary defensive position due to market conditions. While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds.

Additionally, the Performance Table and Index information in the section entitled “Performance” in the Fund’s prospectus is hereby restated as follows:

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

Class I shares	One Year	Since Inception (11/7/2013)
Return before taxes	11.42%	8.31%
Return after taxes on distributions	10.54%	7.60%
Return after taxes on distributions and sale of Fund shares	7.14%	6.39%
Class A Return before taxes	5.68%	6.75%
Class C Return before taxes*	10.37%	4.62%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	21.83%	10.96%
S&P 500 Value Total Return Index

* Class C Shares commenced operations on November 25, 2014

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A shares, which are not shown, will vary from those of Class I shares.

The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

The S&P 500 Value Total Return Index is a market cap-weighted index that covers the complete market cap of the S&P 500 index. All S&P 500 index stocks are represented in both and/or each Growth and Value index. The growth factors used to determine a stock's growth score are 5-year earnings per share growth rate, 5-year sales per share growth rate and 5-year internal growth rate (ROE * earnings retention rate). The value factors used to determine a stock's value score are book value to price ratio, cash flow to price ratio, sales to price ratio and dividend yield. This Index has been selected as the Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings.

Additionally, the section in the Prospectus entitled “Appendix A – Additional Information about the Power Dividend Index” is hereby deleted in its entirety.

Power Dividend Index Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	10.96%
Power Dividend Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PWDAX
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	5.68%
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2013
Power Dividend Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PWDIX
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	11.42%
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2013
Power Dividend Index Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.54%
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Power Dividend Index Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.14%
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Power Dividend Index Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PWDCX
Label	rr_AverageAnnualReturnLabel	Return before taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	10.37%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2014	[2]
Power Momentum Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Power Momentum Index Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Power Momentum Index Fund

The Fund’s principal investment strategies section and the section entitled “Additional Information About Principal Investment Strategies and Related Risks” of the Prospectus is hereby restated as follows:

The adviser seeks to achieve the Fund’s objectives by investing in equally-weighted stocks at the beginning of each quarter that produced the highest risk-adjusted returns for the previous calendar quarter from each of the ten sectors (REITS are excluded) that comprise the S-Network Large/Mid Cap 1000 Index. The Fund seeks to replicate the returns of the adviser’s proprietary W.E. Donoghue

Power Momentum Index. The Fund is predicated upon and has entered a licensing agreement with S-Network US Equity Large/Mid Cap Sharpe Ratio Index (“SNSHRPX”) for the Power Momentum Index which tracks the SNSHRPX Index of 50 stocks (five from each of the ten sectors which comprise the S-Network Large/Mid Cap 1000 Index), as determined by the highest risk-adjusted returns from the previous quarter and will reconstitute and rebalance each calendar quarter thereafter. The adviser uses a total return variation of the SNSHRPX Index to signal investment into and out of these 50 common stocks. The Fund invests in common stocks from the universe of stocks represented in the S-Network Large/Mid Cap 1000 Index which are also constituents of the SNSHRPX Index. The SNSHRPX Index selects the five stocks in each of the ten sectors that make up the S-Network Large/Mid Cap 1000 Index that have the highest 90-day Sharpe ratio. Sharpe ratio is a measure of a stock’s risk-adjusted return. This methodology is designed to convey the benefits of risk-adjusted returns, sector diversification and equal weighting. The adviser then applies its defensive tactical overlay as described below to both its proprietary index, the W.E. Donoghue Power Momentum Index, and the Fund. The adviser buys equity securities when its indicators are positive and sells them when its indicators are significantly negative. If the Fund holds an investment in common stock of a company that is removed from the S-Network Large/Mid Cap 1000 Index, that position will be sold.

When the adviser’s defensive tactical overlay indicates a defensive position, the adviser will increase allocations to cash equivalents such as money market funds or U.S. Treasury securities in an attempt to mitigate market risk. Technical indicators are utilized on each sector individually to determine whether to be in a bullish or defensive posture.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the Power Momentum Index. While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds.

Power Momentum Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOJAX
Power Momentum Index Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOJCX
Power Momentum Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOJOX
Power Dividend Mid-Cap Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Power Dividend Mid-Cap Index Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Power Floating Rate Index Fund

The following sentences are deleted from the Fund’s principal investment strategies section and the section entitled “Additional Information About Principal Investment Strategies and Related Risks” in the Prospectus:

The Fund’s adviser determined the methodology for the creation of the Power Floating Rate Index, which is ultimately calculated by Standard & Poor’s Custom Indices.

The Fund may also use leverage (borrowing) to gain additional exposure to floating rate investments and high yield securities when the adviser believes that such investments are in a position to increase in value over time.

Power Dividend Mid-Cap Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DMCAX
Power Dividend Mid-Cap Index Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DMCCX
Power Dividend Mid-Cap Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DMCIX
Power Floating Rate Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Power Floating Rate Index Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Power Mid-Cap Index Fund

The Fund’s principal investment strategies section and the section entitled “Additional Information About Principal Investment Strategies and Related Risks” of the Prospectus is hereby restated as follows:

The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by managing the Fund in a manner that seeks to track the W.E. Donoghue & Co., Power Dividend Mid-Cap Index (the “Power Dividend Mid-Cap Index”). For purposes of this prospectus, “mid-cap” issuers are U.S. companies with an unadjusted marked capitalization of between $1.6 billion and $6.8 billion.

The Power Dividend Mid-Cap Index is comprised of, and the Fund will primarily invest in, individual stocks with high-dividend yields or short-term Treasury exchange-traded funds (“ETFs”). The Power Dividend Mid-Cap Index is predicated, in part, on the S-Network Mid-Cap Dividend Index. The S-Network Mid-Cap Dividend Index is comprised of the 50 stocks from each of the eleven sectors with the highest dividend yields as of the last trading day of May. The Power Dividend Mid-Cap Index’s methodology is based on a model that indicates a favorable or defensive market position based on technical trends in the exponential moving average of the S-Network Mid-Cap Dividend Index. The exponential moving average is the average of an index’s value over a certain time frame. The exponential moving average methodology gives greater weighting to more recent index values than index values from the beginning of the relevant time period. When in a favorable market position, the Power Dividend Mid-Cap Index is invested in the constituent securities that make up the S-Network Mid-Cap Dividend Index. When in a defensive market position, the Power Dividend Mid-Cap Index will be invested in the short term U.S. Treasuries, which means that the Fund’s portfolio will be invested in short term Treasury ETFs to obtain that exposure. The Power Dividend Mid-Cap Index and the Fund’s portfolio will rebalance holdings quarterly and reconstitute annually.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the Power Dividend Mid-Cap Index. Changes in constituent securities that make up the Power Dividend Mid-Cap Index will normally be implemented for the Fund’s portfolio on the same trading day. In seeking to track the Power Dividend Mid-Cap Index, the Fund may engage in frequent trading of its portfolio which will result in a high portfolio turnover rate.

Power Floating Rate Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FLOAX
Power Floating Rate Index Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FLOCX
Power Floating Rate Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FLOTX
Power Global Tactical Allocation/JAForlines Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GTAAX
Power Global Tactical Allocation/JAForlines Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLACX
Power Global Tactical Allocation/JAForlines Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GTAIX

[1]	Class C shares of the Power Income Fund commenced operations on November 25, 2014
[2]	Class C Shares commenced operations on November 25, 2014